FULBRIGHT & JAWORSKI L.L.P.

A REGISTERED LIMITED LIABILITY PARTNERSHIP

666 FIFTH AVENUE, 31ST FLOOR

NEW YORK, NEW YORK 10103-3198

WWW.FULBRIGHT.COM

DAINSCOW@FULBRIGHT.COM DIRECT DIAL: (212) 318-3358	TELEPHONE: (212) 318-3000 FACSIMILE: (212) 318-3400

January 23, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Medidata Solutions, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Medidata Solutions, Inc., a Delaware corporation (the “Company”), attached is the Company’s Registration Statement on Form S-1, filed in connection with its proposed initial public offering of common stock. The required filing fee of $3,390 has been paid by wire transfer to the Securities and Exchange Commission’s account at U.S. Bank of St. Louis, Missouri.

If you have any questions or need any further assistance in connection with this filing, please call Warren Nimetz at (212) 318-3384, Bill Stelwagon at (212) 318-3166 or the undersigned at (212) 318-3358.

Very truly yours,

/s/ Donald Ainscow

Donald Ainscow

Attachment

cc:	Tarek A. Sherif, Medidata Solutions, Inc.
Michael I. Otner, Medidata Solutions, Inc.
Paul Jacobs, Fulbright & Jaworski L.L.P.
Warren J. Nimetz, Fulbright & Jaworski L.L.P.
William M. Stelwagon, Fulbright & Jaworski L.L.P.

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